Revenues	12 Months Ended
Dec. 31, 2022
Revenues
Revenues

17.Revenues

The Group’s revenue by channel for the respective periods are detailed as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	3,742,285	8,361,073	5,168,559
- Others	77,427	159,905	164,220
Total revenues	3,819,712	8,520,978	5,332,779